Other Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Component of Operating Income [Abstract]
ATM and check card fees	$ 614	$ 569
Wire transfer fees	106	90
Safe deposit box fees	92	89
Other	174	179
Total other income	$ 986	$ 927